Concentration of Customers and Suppliers	12 Months Ended
Dec. 31, 2024
Concentration of Customers and Suppliers [Abstract]
Concentration of customers and suppliers

11. Concentration of customers and suppliers

The Company has a concentration of its revenues with specific customers. For the year ended December 31, 2024, two customers accounted for 18.3% and 11.7% of total revenue, respectively. For the year ended December 31, 2023, two customers accounted for 17.7% and 16.1% of total revenue, respectively. For the year ended December 31, 2022, four customers accounted for 15.4%, 12.4%, 10.6% and 10.4% of total revenue, respectively. As of December 31, 2024, four customers’ accounts receivable accounted for 34.9%, 21.7%, 13.8% and 11.4% of the total outstanding accounts receivable balance, respectively. As of December 31, 2023, three customers’ accounts receivable accounted for 43.1%, 19.6% and 13.5% of the total outstanding accounts receivable balance, respectively. As of December 31, 2022, two customers’ account receivable accounted for 49.8% and 35.6% of the total outstanding accounts receivable balance, respectively.

For the year ended December 31, 2024, the Company purchased approximately 36.5%, 30.5% and 20.6% of its inventory from three suppliers, respectively. For the year ended December 31, 2023, the Company purchased approximately 72.6% and 12.8% of its inventory from two suppliers, respectively. For the year ended December 31, 2022, the Company purchased approximately 54.9%, 21.0% and 13.7% of its inventory from three suppliers, respectively. As of December 31, 2024, accounts payable to three major IPO vendors and one major inventory supplier accounted for 29.6%, 23.0%, 18.7% and 20.6% of the total accounts payable outstanding, respectively. As of December 31, 2023, accounts payable to two major suppliers accounted for 88.9% and 10.3% of the total accounts payable outstanding, respectively. As of December 31, 2022, accounts payable to three major suppliers accounted for 66.0%, 15.3% and 12.7% of the total accounts payable outstanding, respectively.

The loss of either of these customers or suppliers could adversely affect the operating results or cash flows of the Company.